Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The table below provides information on the compensation for our CEO and the average compensation for our other NEOs, both as reported in the Summary Compensation Table and with certain adjustments to reflect the compensation “actually paid” to such individuals, as defined under SEC rules, for each of 2022, 2021 and 2020. The table also provides information on our cumulative TSR, the cumulative TSR of our peer group, Net Income and Adjusted EBITDA.

			AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS(1) ($) (d)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS(2) ($) (e)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
YEAR (a)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO(1) ($) (b)	COMPENSATION ACTUALLY PAID TO PEO(2) ($) (c)			TOTAL SHAREHOLDER RETURN(3)(5) ($) (f)	PEER GROUP TOTAL SHAREHOLDER RETURN(3)(5) ($) (g)	NET INCOME ($ IN BILLIONS(4)(5) (h)	ADJUSTED EBITDA* ($ IN BILLIONS)(5)(6) (i)
2022	32,069,850	(4,091,854)	24,672,250	10,501,980	83.09	81.70	4.9	36.5
2021	33,978,581	31,854,876	21,905,224	20,790,358	116.51	103.82	13.8	34.7
2020	32,713,267	54,701,549	17,695,036	26,502,693	119.16	111.54	10.7	30.8

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Compensation for our PEO, Mr. Roberts, reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-PEO NEOs in 2022 and 2021 is for Messrs. Cavanagh, Shell and Watson and Ms. Strong, and for 2020 includes Mr. Reid but not Ms. Strong.
Peer Group Issuers, Footnote [Text Block]	TSR is cumulative for the measurement period beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The composition of the peer group (the “TSR Peer Group”) is the “Peer Group Index” set forth in the Stock Performance Graph of the Company’s Annual Reports on Form 10-K for the years ended December 31, 2022, 2021 and 2020.
PEO Total Compensation Amount	$ 32,069,850	$ 33,978,581	$ 32,713,267
PEO Actually Paid Compensation Amount	$ (4,091,854)	31,854,876	54,701,549
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs in 2022, 2021 and 2020 reflects the respective amounts set forth (b) and (d) in the above table, adjusted in the table below, as determined in accordance with SEC rules. For awards that remain unvested or unexercised as of the end of the year, the ultimate value that will be realized upon vesting or upon exercise may be more or less than the current fair value below. See the “Option Exercises and Stock Vested” table on page 59 for the value of any such amounts received in 2022.

	LESS STOCK/ OPTION AWARD VALUE REPORTED IN SUMMARY COMPENSATION TABLE FOR THE COVERED YEAR ($)	PLUS FAIR VALUE FOR UNVESTED AWARDS GRANTED IN THE COVERED YEAR ($)	CHANGE IN FAIR VALUE OF OUTSTANDING UNVESTED AWARDS FROM PRIOR YEARS ($)	CHANGE IN FAIR VALUE OF AWARDS FROM PRIOR YEARS THAT VESTED IN THE COVERED YEAR ($)	LESS FAIR VALUE OF AWARDS FORFEITED DURING THE COVERED YEAR ($)	NET ADJUSTMENT ($)
PEO 2022	(21,863,723)	22,285,379	(31,633,629)	(4,949,732)	—	(36,161,704)
PEO 2021	(21,988,022)	21,524,528	(5,141,104)	3,480,893	—	(2,123,705)
PEO 2020	(21,185,427)	33,698,156	17,130,816	(7,655,263)	—	21,988,282
Non-PEO NEOs 2022	(15,386,069)	15,604,969	(12,701,844)	(1,687,326)	—	(14,170,270)
Non-PEO NEOs 2021	(10,410,915)	10,191,675	(1,844,037)	948,410	—	(1,114,866)
Non-PEO NEOs 2020	(8,619,244)	13,815,414	5,498,177	(1,886,689)	—	8,807,657

Fair values are calculated in accordance with FASB ASC Topic 718 as of the end of the respective fiscal year, other than awards that vest in the covered year, which are valued as of the applicable vesting dates. Stock option fair values were calculated using the Black-Scholes option pricing model, determined based on the same methodology as used to determine grant date fair values but using the common stock closing price on the applicable revaluation date, and in all cases based on volatility, term to exercise, dividend yields and interest rates determined as of the revaluation date. For PSUs and RSUs granted prior to 2021, the fair values were determined by multiplying the Class A common stock closing price on the valuation date by the number of outstanding shares, adjusted for dividends accrued, and, for PSUs as defined in the Glossary to FASB ASC Topic 718, taking into account the probable outcome of the PSUs’ performance conditions as of the valuation date. For PSUs granted in 2021 and 2022, fair values were calculated using a Monte Carlo simulation model, as of the applicable year-end revaluation date(s).

Non-PEO NEO Average Total Compensation Amount	$ 24,672,250	21,905,224	17,695,036
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,501,980	20,790,358	26,502,693
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs in 2022, 2021 and 2020 reflects the respective amounts set forth (b) and (d) in the above table, adjusted in the table below, as determined in accordance with SEC rules. For awards that remain unvested or unexercised as of the end of the year, the ultimate value that will be realized upon vesting or upon exercise may be more or less than the current fair value below. See the “Option Exercises and Stock Vested” table on page 59 for the value of any such amounts received in 2022.

	LESS STOCK/ OPTION AWARD VALUE REPORTED IN SUMMARY COMPENSATION TABLE FOR THE COVERED YEAR ($)	PLUS FAIR VALUE FOR UNVESTED AWARDS GRANTED IN THE COVERED YEAR ($)	CHANGE IN FAIR VALUE OF OUTSTANDING UNVESTED AWARDS FROM PRIOR YEARS ($)	CHANGE IN FAIR VALUE OF AWARDS FROM PRIOR YEARS THAT VESTED IN THE COVERED YEAR ($)	LESS FAIR VALUE OF AWARDS FORFEITED DURING THE COVERED YEAR ($)	NET ADJUSTMENT ($)
PEO 2022	(21,863,723)	22,285,379	(31,633,629)	(4,949,732)	—	(36,161,704)
PEO 2021	(21,988,022)	21,524,528	(5,141,104)	3,480,893	—	(2,123,705)
PEO 2020	(21,185,427)	33,698,156	17,130,816	(7,655,263)	—	21,988,282
Non-PEO NEOs 2022	(15,386,069)	15,604,969	(12,701,844)	(1,687,326)	—	(14,170,270)
Non-PEO NEOs 2021	(10,410,915)	10,191,675	(1,844,037)	948,410	—	(1,114,866)
Non-PEO NEOs 2020	(8,619,244)	13,815,414	5,498,177	(1,886,689)	—	8,807,657

Fair values are calculated in accordance with FASB ASC Topic 718 as of the end of the respective fiscal year, other than awards that vest in the covered year, which are valued as of the applicable vesting dates. Stock option fair values were calculated using the Black-Scholes option pricing model, determined based on the same methodology as used to determine grant date fair values but using the common stock closing price on the applicable revaluation date, and in all cases based on volatility, term to exercise, dividend yields and interest rates determined as of the revaluation date. For PSUs and RSUs granted prior to 2021, the fair values were determined by multiplying the Class A common stock closing price on the valuation date by the number of outstanding shares, adjusted for dividends accrued, and, for PSUs as defined in the Glossary to FASB ASC Topic 718, taking into account the probable outcome of the PSUs’ performance conditions as of the valuation date. For PSUs granted in 2021 and 2022, fair values were calculated using a Monte Carlo simulation model, as of the applicable year-end revaluation date(s).

Tabular List [Table Text Block]
(6)	The following table sets forth an unranked list of the financial performance measures “most important” in 2022 for linking our NEOs’ compensation “actually paid” to company performance, which are the financial measures used in our annual cash bonus and long-term incentive program, as specifically listed below.
Performance Measure Adjusted EBITDA Free Cash Flow Revenue ROIC Adjusted EPS growth (relative to S&P 100 EPS)

These financial quantitative measures generally reflect those used internally to measure our performance and externally to report to investors, and we believe that, taken together, they provide a holistic measure of Company growth, shareholder value and overall financial performance. We do not consider any one of the above performance measures to be the single most important financial measure for our company or executive compensation design. However, for purposes of compiling the above table in compliance with the SEC rules, which require us to present one of these most important measures, we are presenting Adjusted EBITDA. For more detail on these measures and why we believe that they are important in structuring our incentive compensation programs and linking pay with performance, please see the discussion under “Our Approach to Compensation” on page 42.

Total Shareholder Return Amount	$ 83.09	116.51	119.16
Peer Group Total Shareholder Return Amount	81.70	103.82	111.54
Net Income (Loss) Attributable to Parent	$ 4,900,000,000	$ 13,800,000,000	$ 10,700,000,000
Company Selected Measure Amount	36,500,000,000	34,700,000,000	30,800,000,000
PEO Name	Mr. Roberts	Mr. Roberts	Mr. Roberts
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
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Measure Name	Free Cash Flow
Measure [Axis]: 3
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Measure Name	Revenue
Measure [Axis]: 4
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Measure Name	ROIC
Measure [Axis]: 5
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Measure Name	Adjusted EPS growth (relative to S&P 100 EPS)
P E O Member Less Stock Option Award Value Reported In Summary Compensation Table For The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (21,863,723)	$ (21,988,022)	$ (21,185,427)
P E O Member Plus Fair Value For Unvested Awards Granted In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	22,285,379	21,524,528	33,698,156
P E O Member Change In Fair Value Of Outstanding Unvested Awards From Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(31,633,629)	(5,141,104)	17,130,816
P E O Member Change In Fair Value Of Awards From Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,949,732)	3,480,893	(7,655,263)
P E O Member Less Fair Value Of Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
P E O Member Net Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(36,161,704)	(2,123,705)	21,988,282
Non P E O N E O Member Less Stock Option Award Value Reported In Summary Compensation Table For The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(15,386,069)	(10,410,915)	(8,619,244)
Non P E O N E O Member Plus Fair Value For Unvested Awards Granted In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,604,969	10,191,675	13,815,414
Non P E O N E O Member Change In Fair Value Of Outstanding Unvested Awards From Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,701,844)	(1,844,037)	5,498,177
Non P E O N E O Member Change In Fair Value Of Awards From Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,687,326)	948,410	(1,886,689)
Non P E O N E O Member Less Fair Value Of Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non P E O N E O Member Net Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (14,170,270)	$ (1,114,866)	$ 8,807,657